Document and Entity Information	Sep. 01, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	GOODNESS GROWTH HOLDINGS, INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56225
Entity Tax Identification Number	82-3835655
Entity Address, Address Line One	207 South 9th Street
Entity Address, City or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	612
Local Phone Number	999-1606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001771706
Amendment Flag	false